Consolidated Balance Sheets (Parenthetical) - £ / shares shares in Thousands	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000	25,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	290,351	288,485
Ordinary Shares, outstanding	108,448	112,891
Treasury stock	181,903	175,594